SHARE CAPITAL (Details)		1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) company $ / shares shares	Mar. 31, 2015 USD ($) company $ / shares shares	Sep. 30, 2014 company $ / shares shares	Apr. 30, 2014 company vessel $ / shares shares	Feb. 28, 2014 shares	Sep. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Sep. 15, 2014 $ / shares	Jun. 30, 2014 USD ($) $ / shares shares	May. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) shares
Common stock, value, authorized | $												$ 2,000,000	$ 500,000
Common Stock, Shares Authorized						500,000,000		500,000,000	200,000,000			200,000,000	50,000,000
Stock Issued During Period, Shares, Issued for Services					49,489
Share capital, par value (in dollars per share) | $ / shares								$ 0.01	$ 0.01			$ 0.01	$ 0.01
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | $								$ 1,158,649,000	$ 884,273,000	$ 307,441,000
Common stock shares outstanding	111,231,678	111,231,678					111,231,678	172,675,637	80,121,550
Number of SPCs acquired		12							13
Number of Vessels Acquired										2
Share-based Goods and Nonemployee Services Transaction, Value of Securities Issued | $	$ 127,100,000
Value of newbuildings acquired under common control transaction | $	$ 78,200,000	$ 78,200,000					$ 78,200,000
Proceeds from Contributed Capital | $		$ 59,700,000
Common Stock, Par or Stated Value | $								$ 5,000,000	$ 2,000,000
Common Stock [Member]
Share capital, par value (in dollars per share) | $ / shares								$ 0.01
Number of shares issued as consideration				15,500,000
Karpasia [Member]
Number of Vessels Acquired | vessel				1
Karpasia [Member] | Common Stock [Member]
Number of shares issued as consideration				3,100,000.0
Share price (in USD per share) | $ / shares				$ (12.54)
Frontline 2012 [Member]
Number of SPCs acquired | company	12	12	13	5
Number of Capesize Newbuildings Acquired | vessel				5
Value of cash acquired under common control transaction | $	$ 108,600,000	$ 108,600,000					$ 108,600,000
Number of SPC	12
Proceeds from Contributed Capital | $	$ 59,700,000
Frontline 2012 [Member] | Common Stock [Member]
Number of shares issued as consideration			31,000,000	15,500,000.0
Share price (in USD per share) | $ / shares	$ (4.10)	$ (4.10)	$ (11.51)	$ (12.54)			$ (4.10)
Merger with former Golden Ocean [Member] | Common Stock [Member]
Business Combination, Number of Shares Issued	61,500,000	61,500,000					61,500,000
Business Combination, Number of Shares Issued net of cancellations	61,443,959	61,443,959					61,443,959
Former Golden Ocean [Member] | Merger with former Golden Ocean [Member] | Common Stock [Member]
Business Combination, Number of Shares Canceled	51,498	51,498					51,498
Business Combination, Number of Shares Issued net of cancellations	61,443,959	61,443,959					61,443,959		0
Former Golden Ocean [Member] | Merger with former Golden Ocean [Member] | Fractional shares [Member]
Business Combination, Number of Shares Canceled	4,543	4,543					4,543
Karpasia [Member] | Common Stock [Member]
Number of shares issued as consideration				3,100,000.0				0
Frontline 2012 [Member]
Number of SPCs acquired | company		12	13	5
Frontline 2012 [Member] | Common Stock [Member]
Number of shares issued as consideration		31,000,000	31,000,000	15,500,000			31,000,000	0	0
Share price (in USD per share) | $ / shares	$ (4.10)	$ (4.10)		$ (12.54)			$ (4.10)				$ (11.51)
Management [Member]
Stock Issued During Period, Shares, Issued for Services		110,128			49,489
Additional Paid in Capital [Member]
Transfer to contributed surplus | $						$ 1,207,448,000		$ (1,207,448,000)	$ 0	$ 0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | $								0	772,863,000	183,535,000				$ 131,766,000
Common Stock [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | $								$ 1,727,000	$ 801,000	$ 305,000				$ 244,000
Common stock shares outstanding								172,675,637	80,121,550	30,472,061				24,437,000